Future Policy Benefits and Other Policyholder Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Future policy benefit reserves including gross unpaid claim reserves	$ 5,510,050	$ 5,111,791
Accident And Health Insurance
Future policy benefit reserves including gross unpaid claim reserves	$ 256,700	$ 218,000
Minimum
Interest rate determination of present values, percentage	2.50%
Maximum
Interest rate determination of present values, percentage	6.00%